Share Capital (Employee LTI plan and share purchase plan) (Details)	12 Months Ended
Dec. 31, 2018
Employee Share Purchase Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contribution rate	10.00%
Employer match	75.00%
Ordinary Class A [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares that may be reserved and set aside for issuance under the long-term incentive plan	6.50%
Issued and outstanding shares (on a non-diluted basis) specifically allocated to the employee share purchase plan	0.20%